Short-term Investments	12 Months Ended
Dec. 31, 2018
Investments Debt And Equity Securities [Abstract]
Short-term Investments

NOTE 4. Short-term Investments

As of December 31, 2017, the Company’s short-term investments consisted of short-term bank deposits and marketable securities totaling $23.6 million. The balance of investments as of December 31, 2017 included bank deposits of $15.0 million with maturities of more than three months but less than one year as well as short-term deposits stated at cost which approximated market value. As of December 31, 2017, the Company’s short-term bank deposits bore interest at a weighted average annual interest rate of 1.6%.  During 2018, all short-term bank deposits were liquidated.

There were no short-term investments as of December 31, 2018. The following is a summary of short-term investments at December 31, 2017:

	December 31, 2017
(Dollars in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Certificates of deposit	$1,462	$—	$—	$1,462
Corporate debt securities	7,149	—	(3)	7,146
Total	$8,611	$—	$(3)	$8,608

All short-term investments are held as available-for-sale and mature within twelve months of December 31, 2017.